Financial assets at fair value through profit or loss - Summary of Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Jul. 18, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Foreign Currency Forwards	$ 9,270,169		$ 18,588,677
Interest Rate Swaps	593,293		0
Put Options	0		3,191,736
TOTAL	$ 9,863,462		$ 21,780,413
Notional amount		$ 546,974,473,392